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                                      CLAYMORE SECURITIES, INC.
                                     2455 CORPORATE WEST DRIVE
                                       LISLE, ILLINOIS  60532


                                        November 12, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4
     Re:          The Kansas Tax-Exempt Trust, Series 49
                 (SEC File No. 33-45163   CIK #883258)

Ladies/Gentlemen:
In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 10, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 8, 2004.

             Very truly yours,


             CLAYMORE SECURITIES, INC.

             /s/ Nicholas Dalmaso

             Senior Managing Director and
                General Counsel